Other Expense (Income), net	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Other Income and Expenses [Abstract]
Other (Income) Expense, net
10. Other (Income) Expense, Net
Other (income) expense, net consisted of the following (in thousands):

	Three Months Ended March 31,
	2026	2025
Interest expense	$29	$458
Interest income	(23)	(5)
Gain on extinguishment of accrued interest	(56)	—
Imputed interest expense on 2025 bridge loans	—	25
Other expense	9	9

Total other (income) expense, net	$(41)	$487

13. Other Expense (Income), net

Other Expense (income) consisted of the following (in thousands):

	Year ended December 31,
	2025	2024	2023
Interest expense	$895	$1,144	$1,151
Interest income	(33)	(27)	(252)
Imputed interest expense on 2025 bridge loans	154	—	—
Gain on extinguishment of the CFF 2021 award	(1,236)	—	—
Change in fair value of warrant liabilities	—	(376)	(1,593)
Change in fair value of derivative liabilities	(95)	—	50
Gain on sale of fixed assets	(1)	(38)	(288)
Gain on debt conversion	(154)	—	—
Loss on debt extinguishment	—	25	436
Loss on issuance of common stock	—	—	231
Other	27	(53)	31

Total other expense (income), net	$(443)	$675	$(234)